Contingent Liabilities and Commitments - Additional Information (Detail) - Dec. 31, 2021 € in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	USD ($)	KRW (₩)	CNY (¥)	JPY (¥)	EUR (€)	VND (₫)
Disclosure of contingent liabilities [Line Items]
Maximum aggregate accounts receivable sales negotiating facilities entered into with several banks	$ 1,015.0	₩ 1,203,283
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation		221,463	¥ 1,189
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | JPY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation		9,272		¥ 900
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	0.5	593
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | EUR [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation		3,356			€ 2.5
Bank of China [member] | LG Display (China) Co., Ltd. and other subsidiaries [member] | VND [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation		2,678				₫ 51,408
Shinhan bank [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	$ 2.0	2,371
China Construction Bank [member]
Disclosure of contingent liabilities [Line Items]
Property, plant and equipment and others provided as pledged assets for secured bank loans		1,001,126
China Construction Bank [member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Secured bank borrowing		₩ 2,699,652	¥ 14,494